SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 102,183,885	$ 123,258,611	$ 109,392,000
Net cash used in investing activities	(60,895,217)	(52,520,361)	(89,755,807)
Net cash provided by (used in) financing activities	(18,324,385)	(22,083,938)	51,579,709
Net (decrease) increase in cash	35,571,315	38,827,640	64,117,669
Cash and cash equivalents at beginning of year	183,765,533	144,937,893	80,820,224
Cash and cash equivalents at end of year	219,336,848	183,765,533	144,937,893
Parent [Member]
Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(3,830,330)	(2,400,188)	(3,904,038)
Net cash used in investing activities	(3,000,000)	0	0
Net cash provided by (used in) financing activities	0	0	15,192,269
Net (decrease) increase in cash	(6,830,330)	(2,400,188)	11,288,231
Cash and cash equivalents at beginning of year	11,539,131	13,939,319	2,651,088
Cash and cash equivalents at end of year	$ 4,708,801	$ 11,539,131	$ 13,939,319